Document and Entity Information	Jun. 04, 2020
Cover [Abstract]
Entity Registrant Name	Meet Group, Inc.
Amendment Flag	false
Entity Central Index Key	0001078099
Document Type	8-K
Document Period End Date	Jun. 04, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33105
Entity Tax Identification Number	86-0879433
Entity Address, Address Line One	100 Union Square Drive
Entity Address, City or Town	New Hope
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18938
City Area Code	(215)
Local Phone Number	862-1162
Security 12b Title	Common Stock
Trading Symbol	MEET
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false